Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 06, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Invesco LIBOR Alpha Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif826644_SupplementTextBlock

Statutory Prospectus Supplement dated June 6, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco International Total Return Fund

Invesco LIBOR Alpha Fund

Invesco Small Companies Fund

Effective June 6, 2011, all references to Invesco LIBOR Alpha Fund are hereby deleted.